101 Park Avenue	Morgan, Lewis
New York, NY 10178	& Bockius LLP
Tel.: 212.309.6000	Counselors at Law
Fax: 212.309.6001

September 18, 2014

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	CSOP ETF Trust: Initial Registration Statement on Form N-1A (File Nos. 333- and 811-22998)

Ladies and Gentlemen:

On behalf of our client, CSOP ETF Trust (the “Trust”), we are filing the Trust’s registration statement on Form N-1A under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended. The Trust consists of one series: CSOP FTSE China A50 ETF.

Please contact the undersigned at (212) 309-6650 should you have any questions or comments.

Thank you for your attention to this matter.

Sincerely,

/s/ Richard F. Morris
Richard F. Morris